Investment Properties	12 Months Ended
Dec. 31, 2019
Disclosure Of Investment Property [Abstract]
Investment Properties
18.	INVESTMENT PROPERTIES

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Carrying amount
Investment properties	$8,287	$8,169

Investment Properties
NT$
(In Millions)
Cost
Balance on January 1, 2017	$9,195
Reclassification	(60)
Balance on December 31, 2017	$9,135
Accumulated depreciation and impairment
Balance on January 1, 2017	$(1,080)
Depreciation expense	(21)
Reclassification	3
Reversal of impairment loss	11
Balance on December 31, 2017	$(1,087)
Cost
Balance on January 1, 2018	$9,135
Additions	6
Reclassification	251
Balance on December 31, 2018	$9,392
Accumulated depreciation and impairment
Balance on January 1, 2018	$(1,087)
Depreciation expense	(21)
Reclassification	(16)
Reversal of impairment loss	19
Balance on December 31, 2018	$(1,105)
Cost
Balance on January 1, 2019	$9,392
Additions	1
Disposal	(6)
Reclassification	(173)
Balance on December 31, 2019	$9,214
Accumulated depreciation and impairment
Balance on January 1, 2019	$(1,105)
Depreciation expense	(25)
Disposal	6
Reclassification	22
Reversal of impairment loss	57
Balance on December 31, 2019	$(1,045)

After the evaluation of land and buildings, the Company concluded the recoverable amount which represented the fair value less costs to sell of some land and buildings was higher than the carrying amount; therefore, the Company recognized reversal of impairment losses of $11 million, $19 million and $57 million for the years ended December 31, 2017, 2018 and 2019, respectively, and the amounts were recognized only to the extent of impairment losses that had been recognized in prior years.  The reversal of impairment loss was included in other income and expenses in the statements of comprehensive income.

Depreciation expense is computed using the straight-line method over the following estimated service lives:

Land improvements	10-30 years
Buildings
Main buildings	35-60 years
Other building facilities	4-10 years

The fair values of the Company’s investment properties as of December 31, 2018 and 2019 were determined by Level 3 fair value measurements inputs based on the appraisal reports conducted by independent appraisers.  Those appraisal reports are based on the comparison approach, income approach or cost approach.  Key assumptions and the fair values were as follows:

December 31
	2018	2019
	NT$	NT$
(In Millions)
Fair value	$18,515	$18,701
Overall capital interest rate	1.02%-4.04%	1.03%-4.04%
Profit margin ratio	12%-20%	12%-20%
Discount rate	—	—
Capitalization rate	0.79%-1.75%	0.79%-1.74%

All of the Company’s investment properties are held under freehold interest.

2018

The future aggregate minimum lease collection under non-cancellable operating leases is as follows:

December 31, 2018
NT$
(In Millions)
Within one year	$344
Longer than one year but within five years	580
Longer than five years	206
$1,130

2019

The future aggregate lease collection under operating lease for investment properties is as follows:

December 31, 2019
NT$
(In Millions)
Year 1	$113
Year 2	91
Year 3	71
Year 4	61
Year 5	39
Onwards	96
$471